UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

June 30, 2013

1.938137.101

IPB-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 30,227,022	$ 31,017,827
0.125% 4/15/17	34,014,040	34,915,931
0.125% 4/15/18	13,610,774	13,965,844
0.125% 1/15/22	30,087,702	29,467,977
0.125% 7/15/22	31,033,728	30,332,727
0.125% 1/15/23	31,177,246	30,209,919
0.5% 4/15/15	17,203,890	17,643,371
0.625% 7/15/21	27,259,867	28,144,532
1.125% 1/15/21	25,680,437	27,466,087
1.25% 7/15/20	22,451,592	24,392,269
1.375% 7/15/18	11,396,214	12,450,283
1.375% 1/15/20	14,609,569	15,921,626
1.625% 1/15/15	17,472,207	18,176,527
1.625% 1/15/18	11,553,886	12,650,614
1.875% 7/15/15	15,345,566	16,324,477
1.875% 7/15/19	12,046,314	13,585,566
2% 7/15/14	17,700,410	18,283,928
2% 1/15/16	15,039,958	16,160,969
2.125% 1/15/19	10,602,368	11,993,050
2.375% 1/15/17	12,762,511	14,150,420
2.5% 7/15/16	14,716,810	16,277,010
2.625% 7/15/17	10,941,646	12,416,240
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $461,731,399)	445,947,194
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,940,174
NET ASSETS - 100%	$ 447,887,368
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $461,915,968. Net unrealized depreciation aggregated $15,968,774, of which $11,784 related to appreciated investment securities and $15,980,558 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

June 30, 2013

1.816017.109

TP1-QTLY-0813

Investments June 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.7%
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (d)	$ 636,000	$ 627,135
4.25% 6/15/23 (d)	4,475,000	4,444,239
5.75% 6/15/43 (d)	3,220,000	3,275,609
		8,346,983
Media - 1.6%
Comcast Corp.:
4.65% 7/15/42	15,239,000	14,629,333
5.15% 3/1/20	5,729,000	6,547,101
6.5% 1/15/17	4,401,000	5,110,758
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,083,629
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,024,975
Discovery Communications LLC:
3.25% 4/1/23	821,000	769,412
4.875% 4/1/43	1,924,000	1,780,462
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,606,612
6.4% 4/30/40	5,208,000	6,234,507
News America Holdings, Inc. 7.75% 12/1/45	2,912,000	3,779,141
News America, Inc. 6.15% 2/15/41	23,529,000	26,154,272
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	4,785,815
4.5% 9/15/42	4,553,000	3,534,389
5.5% 9/1/41	4,000,000	3,518,468
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	4,762,365
6.2% 3/15/40	7,609,000	8,383,421
Viacom, Inc. 4.375% 3/15/43 (d)	4,013,000	3,407,539
		106,112,199
TOTAL CONSUMER DISCRETIONARY		114,459,182
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Beam, Inc.:
1.75% 6/15/18	3,062,000	2,997,551
1.875% 5/15/17	1,144,000	1,141,615
3.25% 6/15/23	2,003,000	1,908,278
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,715,000	3,995,308
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
Fortune Brands, Inc.:
5.375% 1/15/16	$ 344,000	$ 375,936
6.375% 6/15/14	1,962,000	2,063,600
Heineken NV:
1.4% 10/1/17 (d)	3,047,000	2,959,463
2.75% 4/1/23 (d)	3,184,000	2,917,254
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,175,343
		22,534,348
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,515,000	2,482,695
Food Products - 0.4%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,063,000	2,027,364
3.2% 1/25/23	2,398,000	2,291,752
4.65% 1/25/43	2,671,000	2,476,944
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,217,368
6.125% 2/1/18	3,784,000	4,371,822
6.5% 8/11/17	3,770,000	4,381,852
6.5% 2/9/40	1,101,000	1,314,927
		27,082,029
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,803,740
4.25% 8/9/42	6,123,000	5,230,873
4.5% 5/2/43	4,675,000	4,162,101
9.25% 8/6/19	1,502,000	1,988,430
9.7% 11/10/18	1,582,000	2,102,351
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,430,200
4.75% 11/1/42	13,658,000	12,210,457
6.75% 6/15/17	6,895,000	7,987,458
7.25% 6/15/37	9,291,000	11,063,611
		56,979,221
TOTAL CONSUMER STAPLES		109,078,293
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 3.6%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (d)	$ 5,140,000	$ 5,232,412
5.35% 3/15/20 (d)	4,099,000	4,362,754
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,833,000
5% 10/1/21	3,309,000	3,548,509
FMC Technologies, Inc.:
2% 10/1/17	759,000	746,174
3.45% 10/1/22	1,376,000	1,317,352
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,612,899
		23,653,100
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp. 6.375% 9/15/17	16,085,000	18,491,670
Chevron Corp.:
2.427% 6/24/20	3,115,000	3,095,052
3.191% 6/24/23	7,857,000	7,813,967
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,702,738
3.875% 3/15/23	1,668,000	1,563,470
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	803,828
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,995,981
Motiva Enterprises LLC 5.75% 1/15/20 (d)	1,694,000	1,932,295
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	2,972,687
Petro-Canada 6.05% 5/15/18	1,960,000	2,269,990
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	41,171,502
5.625% 5/20/43	20,715,000	17,979,584
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,595,167
5.375% 1/27/21	7,945,000	7,982,294
5.75% 1/20/20	7,357,000	7,654,061
Petroleos Mexicanos:
3.5% 1/30/23 (d)	6,563,000	6,054,368
4.875% 1/24/22	5,000,000	5,075,000
5.5% 6/27/44	17,274,000	15,589,785
5.5% 6/27/44 (d)	21,536,000	19,414,704
6.5% 6/2/41	12,505,000	12,911,413
Phillips 66:
4.3% 4/1/22	4,867,000	5,025,990
5.875% 5/1/42	4,167,000	4,597,793
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	$ 2,271,000	$ 2,230,953
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,508,200
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,150,578
4.6% 6/15/21	1,165,000	1,186,281
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,079,386
Western Gas Partners LP 5.375% 6/1/21	6,459,000	6,927,659
Williams Partners LP 4.125% 11/15/20	1,086,000	1,094,154
		217,870,550
TOTAL ENERGY		241,523,650
FINANCIALS - 11.5%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,219,000	5,581,063
5.75% 1/24/22	5,977,000	6,589,356
5.95% 1/18/18	4,700,000	5,256,790
6.75% 10/1/37	17,009,000	17,438,290
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,654,650
7.125% 5/15/15	8,210,000	8,913,942
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,001,000	1,971,439
Morgan Stanley:
2.125% 4/25/18	8,669,000	8,293,381
3.75% 2/25/23	12,993,000	12,417,618
4.875% 11/1/22	10,740,000	10,604,214
5.75% 1/25/21	10,136,000	10,997,094
6.625% 4/1/18	7,000,000	7,931,469
7.3% 5/13/19	3,747,000	4,350,807
		103,000,113
Commercial Banks - 1.6%
Bank of America NA 5.3% 3/15/17	3,196,000	3,465,356
Credit Suisse 6% 2/15/18	9,198,000	10,327,993
Discover Bank:
7% 4/15/20	5,075,000	5,920,236
8.7% 11/18/19	1,160,000	1,481,238
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,281,055
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Fifth Third Bancorp: - continued
8.25% 3/1/38	$ 1,976,000	$ 2,507,965
Fifth Third Capital Trust IV 6.5% 4/15/37 (g)	2,885,000	2,874,181
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,300,309
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,442,539
KeyBank NA 6.95% 2/1/28	850,000	1,033,404
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,442,235
Regions Bank:
6.45% 6/26/37	7,667,000	8,050,350
7.5% 5/15/18	14,456,000	16,861,580
Regions Financial Corp.:
2% 5/15/18	6,384,000	6,032,554
5.75% 6/15/15	877,000	946,064
7.75% 11/10/14	4,089,000	4,418,492
Royal Bank of Scotland Group PLC:
6.1% 6/10/23	12,534,000	11,884,739
6.125% 12/15/22	11,163,000	10,616,839
SunTrust Bank 2.75% 5/1/23	8,096,000	7,432,080
		107,319,209
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	4,015,000	3,768,266
5.2% 4/27/22	3,503,000	3,613,786
Ford Motor Credit Co. LLC 1.7% 5/9/16	7,918,000	7,787,662
General Electric Capital Corp. 1% 12/11/15	4,728,000	4,720,241
HSBC USA, Inc. 1.625% 1/16/18	5,136,000	5,008,935
Hyundai Capital America:
1.625% 10/2/15 (d)	1,922,000	1,915,521
2.125% 10/2/17 (d)	2,125,000	2,053,721
		28,868,132
Diversified Financial Services - 2.7%
Bank of America Corp.:
3.3% 1/11/23	21,902,000	20,688,235
3.875% 3/22/17	2,890,000	3,025,920
5.65% 5/1/18	3,780,000	4,198,019
5.7% 1/24/22	20,000,000	22,189,600
5.75% 12/1/17	11,300,000	12,554,424
6.5% 8/1/16	5,000,000	5,636,380
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	10,875,670
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.:
3.375% 3/1/23	$ 7,000,000	$ 6,692,252
3.953% 6/15/16	5,120,000	5,396,035
4.05% 7/30/22	2,408,000	2,313,055
6.125% 5/15/18	3,790,000	4,337,014
6.5% 8/19/13	1,131,000	1,139,352
JPMorgan Chase & Co.:
2% 8/15/17	13,000,000	12,897,586
3.2% 1/25/23	12,834,000	12,176,052
3.25% 9/23/22	27,599,000	26,187,256
4.35% 8/15/21	5,816,000	6,055,701
4.5% 1/24/22	15,434,000	16,152,746
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	5,925,000	5,753,785
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,224,720
5.15% 3/15/20	1,651,000	1,824,223
		181,318,025
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,591,000	3,932,827
4.875% 6/1/22	1,912,000	2,036,947
5.6% 10/18/16	5,848,000	6,515,321
Aon Corp.:
3.125% 5/27/16	4,779,000	4,984,722
5% 9/30/20	1,574,000	1,725,305
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,951,091
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	11,559,000	11,674,590
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	6,830,832
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	5,457,000	5,753,457
6.5% 3/15/35 (d)	4,626,000	4,945,074
6.7% 8/15/16 (d)	7,190,000	8,182,623
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,189,739
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,856,000	2,959,950
MetLife, Inc.:
1.756% 12/15/17 (c)	2,548,000	2,507,535
3.048% 12/15/22	5,220,000	4,931,256
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.: - continued
6.75% 6/1/16	$ 3,550,000	$ 4,062,506
Metropolitan Life Global Funding I 3% 1/10/23 (d)	3,507,000	3,291,144
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,400,000	2,704,704
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	5,665,534
Pacific LifeCorp:
5.125% 1/30/43 (d)	7,253,000	6,583,178
6% 2/10/20 (d)	363,000	405,066
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	2,944,168
4.75% 9/17/15	6,617,000	7,119,409
5.8% 11/16/41	3,660,000	3,943,720
6.2% 11/15/40	1,815,000	2,075,362
7.375% 6/15/19	1,370,000	1,673,389
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,863,958
Unum Group:
5.625% 9/15/20	3,364,000	3,706,008
5.75% 8/15/42	7,273,000	7,721,817
		131,881,232
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,573,734
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,545,971
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,117,372
Camden Property Trust 2.95% 12/15/22	2,214,000	2,010,347
DDR Corp. 4.625% 7/15/22	3,879,000	3,917,988
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,311,522
7.5% 4/1/17	2,084,000	2,415,998
9.625% 3/15/16	5,150,000	6,131,811
Duke Realty LP:
3.625% 4/15/23	6,884,000	6,366,729
3.875% 10/15/22	4,992,000	4,725,951
4.375% 6/15/22	3,137,000	3,101,160
5.4% 8/15/14	5,368,000	5,612,453
5.5% 3/1/16	3,680,000	4,004,101
5.95% 2/15/17	1,473,000	1,634,114
6.5% 1/15/18	4,735,000	5,443,110
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.:
3.75% 11/15/22	$ 7,500,000	$ 7,054,065
5.375% 10/15/15	606,000	655,988
6% 9/15/17	3,170,000	3,526,479
6.25% 1/15/17	2,488,000	2,764,111
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,280,243
6.2% 1/15/17	1,240,000	1,400,006
Health Care REIT, Inc. 2.25% 3/15/18	2,380,000	2,335,899
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,863,676
6.65% 1/15/18	2,850,000	3,109,743
UDR, Inc. 5.5% 4/1/14	5,815,000	6,000,661
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,667,041
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,041,938
		91,612,211
Real Estate Management & Development - 1.9%
AMB Property LP 5.9% 8/15/13	4,780,000	4,806,496
BioMed Realty LP:
3.85% 4/15/16	4,800,000	5,032,522
4.25% 7/15/22	2,470,000	2,427,118
6.125% 4/15/20	1,499,000	1,676,527
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,539,146
4.95% 4/15/18	2,733,000	2,909,604
5.7% 5/1/17	2,297,000	2,504,734
7.5% 5/15/15	708,000	783,830
Colonial Properties Trust 5.5% 10/1/15	16,890,000	18,219,952
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,168,786
ERP Operating LP:
4.625% 12/15/21	7,286,000	7,713,797
4.75% 7/15/20	3,181,000	3,419,696
5.75% 6/15/17	1,306,000	1,476,746
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,811,109
4.125% 6/15/22	2,690,000	2,658,936
4.75% 10/1/20	4,767,000	5,017,172
5.5% 12/15/16	3,166,000	3,494,631
6.625% 10/1/17	3,452,000	3,936,526
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,124,000	$ 4,052,011
3.15% 5/15/23	10,776,000	9,614,207
4.5% 4/18/22	1,607,000	1,614,113
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,017,778
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	625,000	654,519
5.5% 1/15/14 (d)	4,295,000	4,368,556
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,350,986
Regency Centers LP 5.25% 8/1/15	1,981,000	2,130,346
Simon Property Group LP:
2.75% 2/1/23	3,797,000	3,483,436
4.125% 12/1/21	3,187,000	3,307,711
4.2% 2/1/15	1,628,000	1,695,710
5.1% 6/15/15	2,362,000	2,553,402
Tanger Properties LP:
6.125% 6/1/20	4,142,000	4,835,814
6.15% 11/15/15	7,034,000	7,852,990
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	3,714,000	3,593,763
		128,722,670
TOTAL FINANCIALS		772,721,592
HEALTH CARE - 1.6%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	10,156,000	10,125,430
5.375% 5/15/43	7,267,000	7,524,012
5.65% 6/15/42	4,502,000	4,808,059
		22,457,501
Health Care Providers & Services - 0.9%
Aetna, Inc.:
1.5% 11/15/17	726,000	704,621
2.75% 11/15/22	2,930,000	2,696,863
4.125% 11/15/42	1,635,000	1,436,442
Express Scripts Holding Co.:
3.5% 11/15/16	7,371,000	7,823,248
4.75% 11/15/21	5,254,000	5,618,102
Express Scripts, Inc. 3.125% 5/15/16	4,462,000	4,639,159
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,138,954
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
1.625% 3/15/19	$ 1,711,000	$ 1,653,086
2.75% 2/15/23	977,000	908,793
2.875% 3/15/23	7,384,000	6,933,798
3.95% 10/15/42	1,338,000	1,152,548
4.25% 3/15/43	4,000,000	3,653,440
WellPoint, Inc.:
3.3% 1/15/23	14,365,000	13,666,617
4.65% 1/15/43	6,476,000	6,042,853
		60,068,524
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17 (d)	5,901,000	5,779,310
2.9% 11/6/22 (d)	6,053,000	5,657,013
4.4% 11/6/42 (d)	5,911,000	5,496,722
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,947,113
Zoetis, Inc.:
1.875% 2/1/18 (d)	898,000	878,779
3.25% 2/1/23 (d)	2,189,000	2,078,552
4.7% 2/1/43 (d)	2,196,000	2,053,014
		23,890,503
TOTAL HEALTH CARE		106,416,528
INDUSTRIALS - 0.3%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	670,431	728,088
6.648% 3/15/19	1,353,783	1,428,241
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,271,122	1,309,256
8.36% 1/20/19	6,617,074	7,245,696
		10,711,281
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,629,000	4,312,302
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	3,100,500
TOTAL INDUSTRIALS		18,124,083
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	$ 4,712,000	$ 4,846,947
6.55% 10/1/17	2,336,000	2,703,306
		7,550,253
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,132,277
TOTAL INFORMATION TECHNOLOGY		10,682,530
MATERIALS - 0.4%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	4,856,078
4.25% 11/15/20	2,576,000	2,711,415
4.375% 11/15/42	2,171,000	1,923,584
		9,491,077
Metals & Mining - 0.3%
Barrick Gold Corp.:
3.85% 4/1/22	2,824,000	2,374,911
4.1% 5/1/23 (d)	7,101,000	5,929,157
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,096,000	4,967,846
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23 (d)	3,597,000	3,253,706
		16,525,620
TOTAL MATERIALS		26,016,697
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
4.35% 6/15/45	32,062,000	27,926,868
5.35% 9/1/40	3,622,000	3,668,619
5.55% 8/15/41	3,623,000	3,776,166
6.3% 1/15/38	4,683,000	5,211,238
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	316,243
CenturyLink, Inc.:
5.15% 6/15/17	445,000	468,363
6% 4/1/17	1,112,000	1,198,180
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
6.15% 9/15/19	$ 3,031,000	$ 3,152,240
Embarq Corp.:
7.082% 6/1/16	3,120,000	3,495,573
7.995% 6/1/36	9,949,000	10,505,686
Verizon Communications, Inc.:
3.85% 11/1/42	1,748,000	1,452,067
6.1% 4/15/18	16,292,000	19,063,514
		80,234,757
Wireless Telecommunication Services - 0.1%
America Movil S.A.B. de CV:
2.375% 9/8/16	7,088,000	7,180,449
3.125% 7/16/22	4,003,000	3,686,223
		10,866,672
TOTAL TELECOMMUNICATION SERVICES		91,101,429
UTILITIES - 2.8%
Electric Utilities - 1.6%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,408,000	2,340,051
2.95% 12/15/22	2,280,000	2,121,164
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,459,000	1,489,729
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,414,979
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	4,003,362
6.4% 9/15/20 (d)	9,269,000	10,692,292
Edison International 3.75% 9/15/17	2,719,000	2,874,685
FirstEnergy Corp.:
2.75% 3/15/18	4,774,000	4,645,980
4.25% 3/15/23	28,183,000	26,170,114
7.375% 11/15/31	7,605,000	8,026,036
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,723,093
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,177,033
3.75% 11/15/20	612,000	624,408
Northeast Utilities:
1.45% 5/1/18	1,535,000	1,489,343
2.8% 5/1/23	6,971,000	6,509,576
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,409,359
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Pepco Holdings, Inc. 2.7% 10/1/15	$ 2,891,000	$ 2,973,833
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,151,247
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,604,567
6% 12/1/39	2,651,000	2,970,069
		110,410,920
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	2,735,000	3,115,644
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,647,620
		4,763,264
Independent Power Producers & Energy Traders - 0.1%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,274,020
6.5% 5/1/18	5,340,000	6,184,072
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,302,135
		9,760,227
Multi-Utilities - 1.0%
Dominion Resources, Inc.:
2.5756% 9/30/66 (g)	12,187,000	11,414,064
7.5% 6/30/66 (g)	5,100,000	5,533,500
National Grid PLC 6.3% 8/1/16	6,883,000	7,784,177
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,225,180
5.25% 2/15/43	5,536,000	5,414,540
5.4% 7/15/14	1,450,000	1,515,291
5.45% 9/15/20	6,486,000	7,229,562
5.8% 2/1/42	2,772,000	2,857,874
5.95% 6/15/41	5,116,000	5,380,226
6.4% 3/15/18	4,379,000	5,085,052
Sempra Energy:
2.3% 4/1/17	5,425,000	5,492,975
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 2,426,000	$ 2,265,770
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	4,081,000
		66,279,211
TOTAL UTILITIES		191,213,622
TOTAL NONCONVERTIBLE BONDS (Cost $1,657,510,911)		1,681,337,606
U.S. Treasury Obligations - 32.7%

U.S. Treasury Bonds:
2.875% 5/15/43	5,000	4,431
3.125% 2/15/43	56,548,000	52,854,737
U.S. Treasury Notes:
0.375% 1/15/16	944,485,000	940,943,166
0.5% 7/31/17 (f)	59,260,000	57,815,538
0.875% 1/31/18	6,591,000	6,471,024
1% 5/31/18	3,182,000	3,126,067
1.375% 5/31/20	603,349,000	581,854,692
1.75% 5/15/23	142,560,000	133,427,321
1.875% 6/30/20	430,633,000	428,748,981
2% 2/15/23	7,000	6,731
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,218,403,424)		2,205,252,688
U.S. Government Agency - Mortgage Securities - 22.5%

Fannie Mae - 13.0%
1.811% 9/1/33 (g)	688,055	708,018
1.913% 5/1/34 (g)	1,456,333	1,510,503
2.039% 12/1/34 (g)	112,644	117,773
2.083% 3/1/35 (g)	100,976	104,848
2.262% 5/1/33 (g)	22,900	23,933
2.332% 3/1/35 (g)	59,021	62,001
2.446% 8/1/36 (g)	2,218,317	2,363,418
2.5% 7/1/28 (e)	22,700,000	22,809,952
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.5% 7/1/28 (e)	$ 24,100,000	$ 24,216,733
2.5% 7/1/28 (e)	2,900,000	2,914,047
2.527% 10/1/33 (g)	97,463	103,383
2.541% 6/1/36 (g)	157,601	167,804
2.607% 5/1/35 (g)	255,928	273,413
2.607% 3/1/36 (g)	441,466	465,855
2.614% 7/1/35 (g)	764,916	801,815
2.653% 7/1/35 (g)	182,395	192,648
2.679% 11/1/36 (g)	1,540,264	1,644,740
2.827% 5/1/36 (g)	459,019	491,761
2.893% 7/1/37 (g)	240,526	253,851
2.963% 3/1/36 (g)	667,862	717,117
3% 4/1/27 to 6/1/43	120,393,184	118,335,357
3% 7/1/43 (e)	11,000,000	10,743,907
3% 7/1/43 (e)	3,700,000	3,613,860
3% 7/1/43 (e)	3,200,000	3,125,500
3% 7/1/43 (e)	500,000	488,359
3.5% 1/1/26 to 7/1/43	259,148,963	261,833,879
3.5% 7/1/43 (e)	1,900,000	1,928,055
4% 4/1/25 to 7/1/42	123,720,609	128,959,694
4% 7/1/43 (e)	4,100,000	4,270,086
4% 7/1/43 (e)	12,400,000	12,914,407
4.5% 12/1/29 to 11/1/41	89,061,290	94,692,290
4.5% 7/1/43 (e)	11,300,000	11,954,164
5% 6/1/20 to 6/1/40	28,383,656	30,644,051
5% 7/1/43 (e)	8,400,000	9,040,106
5.5% 10/1/17 to 3/1/40	55,111,013	60,040,445
5.5% 7/1/43 (e)	6,500,000	7,058,594
6% 5/1/15 to 1/1/42	33,869,641	37,498,947
6% 7/1/43 (e)	12,000,000	13,042,500
6.5% 8/1/13 to 11/1/16	121,806	127,954
7% 9/1/14 to 6/1/32	2,378,054	2,690,116
7.5% 2/1/22 to 11/1/31	1,566,506	1,826,485
8% 6/1/29	700	834
TOTAL FANNIE MAE		874,773,203
Freddie Mac - 5.4%
2.156% 4/1/35 (g)	1,186,122	1,253,408
2.459% 1/1/35 (g)	89,139	93,363
2.615% 5/1/35 (g)	1,061,700	1,132,759
3% 8/1/42 to 3/1/43	36,268,447	35,403,821
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
3.185% 10/1/35 (g)	$ 213,927	$ 229,704
3.5% 1/1/26 to 7/1/43 (e)	181,259,627	182,686,465
4% 6/1/24 to 4/1/42	58,940,993	61,639,426
4.5% 7/1/25 to 10/1/41	47,493,775	50,406,313
5% 4/1/38 to 1/1/41	19,370,106	20,926,123
5.5% 8/1/23 to 10/1/39	1,258,233	1,354,118
6% 7/1/37 to 8/1/37	2,336,109	2,538,689
6.5% 9/1/39	4,850,635	5,406,108
7.5% 11/1/16 to 6/1/32	767,504	888,111
8% 7/1/25 to 10/1/27	28,131	32,879
8.5% 2/1/19 to 5/1/22	2,333	2,697
12% 11/1/19	756	785
TOTAL FREDDIE MAC		363,994,769
Ginnie Mae - 4.1%
3% 7/1/43 (e)	6,900,000	6,818,601
3% 7/1/43 (e)	9,000,000	8,896,640
3% 7/1/43 (e)	7,100,000	7,018,461
3% 7/1/43 (e)	6,500,000	6,425,351
3.5% 1/15/41 to 6/20/42	58,640,804	60,261,454
4% 1/15/25 to 12/15/41	37,977,086	40,179,944
4% 7/1/43 (e)	2,400,000	2,514,937
4% 7/1/43 (e)	2,400,000	2,514,937
4.5% 5/15/39 to 4/15/41	56,906,913	60,837,107
5% 3/15/39 to 9/15/41	58,626,344	63,607,986
5.5% 11/20/33 to 12/15/38	5,481,121	6,020,126
6% 9/20/38	4,198,915	4,615,841
7% 6/15/24 to 9/15/32	3,637,428	4,183,749
7.5% 3/15/22 to 8/15/28	923,098	1,059,319
8% 4/15/24 to 12/15/25	75,954	88,312
8.5% 8/15/29 to 11/15/31	112,379	133,171
TOTAL GINNIE MAE		275,175,936
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,531,079,010)		1,513,943,908
Asset-Backed Securities - 0.3%
	Principal Amount	Value
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.663% 4/25/35 (g)	$ 431,966	$ 396,580
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.868% 4/25/35 (g)	19,162	19,046
Airspeed Ltd. Series 2007-1A Class C1, 2.6925% 6/15/32 (d)(g)	4,322,845	2,464,022
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.243% 12/25/33 (g)	43,560	41,494
Series 2004-R2 Class M3, 1.018% 4/25/34 (g)	63,149	49,728
Series 2005-R2 Class M1, 0.643% 4/25/35 (g)	1,106,834	1,085,321
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.973% 3/25/34 (g)	31,145	28,009
Series 2006-W4 Class A2C, 0.353% 5/25/36 (g)	813,193	274,340
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.333% 12/25/36 (g)	1,172,000	675,306
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4433% 3/25/32 (MGIC Investment Corp. Insured) (g)	16,339	8,149
Series 2004-3 Class M4, 1.648% 4/25/34 (g)	103,878	77,465
Series 2004-4 Class M2, 0.988% 6/25/34 (g)	382,121	348,471
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (d)	1,038,863	1,038,863
Fannie Mae Series 2004-T5 Class AB3, 0.9235% 5/28/35 (g)	25,289	23,172
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.368% 8/25/34 (g)	189,000	143,376
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.018% 3/25/34 (g)	8,312	6,826
Fremont Home Loan Trust Series 2005-A Class M4, 1.213% 1/25/35 (g)	236,000	19,387
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6528% 2/25/47 (d)(g)	1,531,000	1,067,873
GE Business Loan Trust Series 2003-1 Class A, 0.6225% 4/15/31 (d)(g)	50,224	47,341
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.743% 9/25/46 (d)(g)	832,070	823,749
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.513% 8/25/33 (g)	761,023	726,668
Series 2003-3 Class M1, 1.483% 8/25/33 (g)	400,439	365,815
Series 2003-5 Class A2, 0.893% 12/25/33 (g)	21,396	18,285
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.383% 1/25/37 (g)	805,000	396,669
Asset-Backed Securities - continued
	Principal Amount	Value
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.323% 11/25/36 (g)	$ 808,000	$ 765,496
Keycorp Student Loan Trust Series 1999-A Class A2, 0.6061% 12/27/29 (g)	247,417	240,135
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.318% 7/25/33 (g)	3,169,613	2,868,690
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.168% 7/25/34 (g)	48,532	41,015
Series 2006-FM1 Class A2B, 0.303% 4/25/37 (g)	488,776	423,132
Series 2006-OPT1 Class A1A, 0.453% 6/25/35 (g)	809,433	724,507
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.533% 8/25/34 (g)	37,283	36,151
Series 2005-NC1 Class M1, 0.633% 1/25/35 (g)	260,000	250,036
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.703% 9/25/35 (g)	928,000	833,229
Ocala Funding LLC:
Series 2005-1A Class A, 1.6916% 3/20/10 (b)(d)(g)	347,000	0
Series 2006-1A Class A, 1.5916% 3/20/11 (b)(d)(g)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.443% 9/25/34 (g)	346,000	289,845
Class M4, 1.643% 9/25/34 (g)	444,000	134,795
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.993% 4/25/33 (g)	3,323	3,091
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.2233% 6/15/33 (g)	749,747	551,609
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.918% 9/25/34 (g)	36,989	25,461
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.053% 9/25/34 (g)	18,730	17,068
TOTAL ASSET-BACKED SECURITIES (Cost $20,282,757)		17,350,215
Collateralized Mortgage Obligations - 4.6%

Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3716% 12/20/54 (g)	1,954,000	1,787,910
Class M1, 0.5316% 12/20/54 (g)	515,000	456,548
Series 2007-1:
Class 1M1, 0.4916% 12/20/54 (g)	785,000	695,903
Class 2M1, 0.6916% 12/20/54 (g)	4,428,000	3,925,422
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.1761% 1/20/44 (g)	$ 2,564,032	$ 2,478,950
Class 1C, 2.7261% 1/20/44 (g)	279,947	266,837
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.403% 5/25/47 (g)	401,661	296,576
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.363% 2/25/37 (g)	627,898	533,293
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.483% 7/25/35 (g)	2,551,123	2,394,109
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5429% 7/10/35 (d)(g)	253,266	232,721
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.643% 6/25/33 (d)(g)	20,888	20,530
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.3885% 7/20/34 (g)	20,033	18,480
TOTAL PRIVATE SPONSOR		13,107,279
U.S. Government Agency - 4.4%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.593% 6/25/37 (g)	14,313,093	14,299,375
Series 2007-85 Class FL, 0.733% 9/25/37 (g)	5,218,928	5,248,840
Series 2007-89 Class FT, 0.763% 9/25/37 (g)	4,032,020	4,062,381
Series 2012-110 Class JF, 0.643% 10/25/42 (g)	7,506,680	7,492,834
Series 2012-122 Class LF, 0.593% 11/25/42 (g)	38,563,924	38,786,438
Series 2012-93 Class FE, 0.593% 9/25/42 (g)	19,973,094	19,965,950
Series 2013-44 Class FA, 0.4433% 5/25/43 (g)	20,628,887	20,601,878
floater planned amortization class:
Series 2012-128 Class VF, 0.443% 6/25/42 (g)	21,838,423	21,877,623
Series 2012-111 Class NF, 0.543% 5/25/42 (g)	4,551,550	4,559,698
Series 2012-113 Class PF, 0.543% 10/25/40 (g)	11,959,171	11,989,209
Series 2012-128 Class YF, 0.493% 6/25/42 (g)	20,278,896	20,344,093
floater sequential payer:
Series 2012-101 Class FB, 0.643% 5/25/39 (g)	17,454,982	17,599,892
Series 2012-111 Class JF 0.593% 7/25/40 (g)	5,441,682	5,465,363
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	2,768,889	3,024,074
Series 1999-57 Class PH, 6.5% 12/25/29	2,316,772	2,634,958
Freddie Mac:
floater:
Series 3349 Class FE, 0.6825% 7/15/37 (g)	5,017,000	5,040,867
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac: - continued
floater: - continued
Series 3376 Class FA, 0.7925% 10/15/37 (g)	$ 4,970,533	$ 5,012,039
Series 4087 Class FB, 0.6625% 7/15/42 (g)	42,009,426	41,984,994
floater planned amortization class Series 4094 Class BF, 0.5925% 8/15/32 (g)	6,760,125	6,789,260
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6725% 10/16/40 (g)	6,776,228	6,769,425
Series 2012-48 Class FA, 0.5425% 4/16/42 (g)	11,549,266	11,559,674
Series 2012-75 Class FA, 0.6416% 6/20/42 (g)	11,001,623	11,086,051
Series 2012-93 Class NF, 0.5916% 7/20/42 (g)	7,386,580	7,377,722
floater sequential payer Series 2010-113 Class JF, 0.5916% 3/20/38 (g)	5,856,372	5,869,269
TOTAL U.S. GOVERNMENT AGENCY		299,441,907
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,808,900)		312,549,186
Commercial Mortgage Securities - 9.6%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.3334% 2/14/43 (g)(h)	2,148,259	65,546
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	4,100,000	4,547,331
Series 2006-5 Class A2, 5.317% 9/10/47	3,789,786	3,832,084
Series 2007-3 Class A3, 5.6198% 6/10/49 (g)	8,000,000	8,032,000
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3425% 8/15/29 (d)(g)	15,960,000	15,970,071
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.043% 12/25/33 (d)(g)	31,273	22,752
Series 2005-3A:
Class A2, 0.593% 11/25/35 (d)(g)	199,386	159,041
Class M2, 0.683% 11/25/35 (d)(g)	43,485	30,058
Class M3, 0.703% 11/25/35 (d)(g)	38,975	26,497
Class M4, 0.793% 11/25/35 (d)(g)	48,639	30,252
Series 2005-4A:
Class A2, 0.583% 1/25/36 (d)(g)	725,997	590,208
Class B1, 1.593% 1/25/36 (d)(g)	59,113	12,387
Class M1, 0.643% 1/25/36 (d)(g)	234,330	128,950
Class M2, 0.663% 1/25/36 (d)(g)	70,086	36,350
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A: - continued
Class M3, 0.693% 1/25/36 (d)(g)	$ 102,652	$ 52,170
Class M4, 0.803% 1/25/36 (d)(g)	53,450	25,590
Class M5, 0.843% 1/25/36 (d)(g)	53,450	18,641
Class M6, 0.893% 1/25/36 (d)(g)	56,990	16,891
Series 2006-1:
Class A2, 0.553% 4/25/36 (d)(g)	112,655	90,096
Class M6, 0.833% 4/25/36 (d)(g)	37,920	16,838
Series 2006-2A:
Class M1, 0.503% 7/25/36 (d)(g)	106,826	64,889
Class M2, 0.523% 7/25/36 (d)(g)	75,290	44,320
Class M3, 0.543% 7/25/36 (d)(g)	59,129	27,340
Class M4, 0.613% 7/25/36 (d)(g)	39,813	17,133
Class M5, 0.663% 7/25/36 (d)(g)	48,880	17,606
Series 2006-3A:
Class M4, 0.623% 10/25/36 (d)(g)	81,589	12,209
Class M5, 0.673% 10/25/36 (d)(g)	13,718	720
Series 2006-4A:
Class A2, 0.463% 12/25/36 (d)(g)	1,660,989	1,099,651
Class M1, 0.483% 12/25/36 (d)(g)	119,946	41,540
Class M2, 0.503% 12/25/36 (d)(g)	76,140	20,957
Class M3, 0.533% 12/25/36 (d)(g)	77,183	15,899
Class M6, 0.713% 12/25/36 (d)(g)	13,229	289
Series 2007-1 Class A2, 0.463% 3/25/37 (d)(g)	312,651	214,033
Series 2007-2A:
Class A1, 0.463% 7/25/37 (d)(g)	1,259,966	959,664
Class A2, 0.513% 7/25/37 (d)(g)	1,180,290	576,476
Class M1, 0.563% 7/25/37 (d)(g)	395,005	107,288
Class M2, 0.603% 7/25/37 (d)(g)	151,925	25,620
Class M3, 0.683% 7/25/37 (d)(g)	151,925	15,103
Class M4, 0.843% 7/25/37 (d)(g)	434,844	16,575
Class M5, 0.943% 7/25/37 (d)(g)	343,142	11,155
Series 2007-3:
Class A2, 0.483% 7/25/37 (d)(g)	443,187	248,957
Class B1, 1.143% 7/25/37 (d)(g)	91,823	6,933
Class M1, 0.503% 7/25/37 (d)(g)	231,930	84,172
Class M2, 0.533% 7/25/37 (d)(g)	246,047	70,776
Class M3, 0.563% 7/25/37 (d)(g)	402,852	91,773
Class M4, 0.693% 7/25/37 (d)(g)	631,756	126,546
Class M5, 0.793% 7/25/37 (d)(g)	317,139	45,096
Class M6, 0.993% 7/25/37 (d)(g)	239,493	28,748
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-4A:
Class M1, 1.143% 9/25/37 (d)(g)	$ 111,711	$ 10,264
Class M2, 1.243% 9/25/37 (d)(g)	111,711	8,493
Class M4, 1.793% 9/25/37 (d)(g)	230,374	11,118
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class D, 0.4425% 3/15/22 (d)(g)	271,000	257,450
Class E, 0.4925% 3/15/22 (d)(g)	1,409,000	1,310,370
Class F, 0.5425% 3/15/22 (d)(g)	864,000	786,240
Class G, 0.5925% 3/15/22 (d)(g)	222,000	197,580
Class H, 0.7425% 3/15/22 (d)(g)	271,000	235,093
Class J, 0.8925% 3/15/22 (d)(g)	271,000	228,995
Series 2006-T24 Class A4, 5.537% 10/12/41	4,394,000	4,879,058
C-BASS Trust floater Series 2006-SC1 Class A, 0.463% 5/25/36 (d)(g)	397,252	363,915
Citigroup Commercial Mortgage Trust Series 2007-FL3A Class A2, 0.3325% 4/15/22 (d)(g)	103,697	102,830
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	6,500,000	7,175,292
Series 2007-CD4 Class A4, 5.322% 12/11/49	9,759,000	10,743,059
COMM pass-thru certificates floater:
Series 2005-F10A Class J, 1.0425% 4/15/17 (d)(g)	82,852	75,888
Series 2005-FL11:
Class F, 0.6425% 11/15/17 (d)(g)	97,179	95,600
Class G, 0.6925% 11/15/17 (d)(g)	67,463	65,018
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,731,000	35,943,024
Series 2007-C3 Class A4, 5.6801% 6/15/39 (g)	20,960,375	23,293,873
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	11,166,280
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.3425% 2/15/22 (d)(g)	4,655,000	4,593,540
Class C:
0.3625% 2/15/22 (d)(g)	1,212,000	1,191,906
0.4625% 2/15/22 (d)(g)	433,000	419,575
Class F, 0.5125% 2/15/22 (d)(g)	866,000	832,984
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	22,580,085
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.384% 11/5/21 (d)(g)	4,685,000	4,562,782
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	$ 18,507,000	$ 20,456,379
Series 2006-GG7 Class A4, 5.8603% 7/10/38 (g)	9,959,000	11,039,083
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,490,000	2,496,272
Class D, 2.2018% 3/6/20 (d)(g)	4,485,000	4,500,280
Class H, 3.3004% 3/6/20 (d)(g)	480,000	482,770
Class J, 4.0852% 3/6/20 (d)(g)	690,000	692,510
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	95,708	96,411
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.4225% 11/15/18 (d)(g)	72,288	68,645
Class E, 0.4725% 11/15/18 (d)(g)	108,766	103,123
Class F, 0.5225% 11/15/18 (d)(g)	163,317	154,434
Class G, 0.5525% 11/15/18 (d)(g)	141,898	133,826
Class H, 0.6925% 11/15/18 (d)(g)	108,791	101,514
sequential payer:
Series 2006-CB14 Class A3B, 5.4896% 12/12/44 (g)	807,357	814,758
Series 2006-LDP9 Class A3, 5.336% 5/15/47	4,750,000	5,231,650
Series 2007-CB19 Class A4, 5.7142% 2/12/49 (g)	25,230,000	28,206,593
Series 2007-LD11 Class A4, 5.8136% 6/15/49 (g)	87,242,206	97,632,404
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	7,461,000	8,290,007
Series 2007-C7 Class A3, 5.866% 9/15/45	20,325,724	22,654,930
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.5325% 9/15/21 (d)(g)	743,007	720,059
Class G, 0.5525% 9/15/21 (d)(g)	3,111,988	2,984,751
Class H, 0.5925% 9/15/21 (d)(g)	378,549	355,500
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,109,229	1,119,914
Series 2007-C1 Class A4, 5.8502% 6/12/50 (g)	4,610,000	5,175,642
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (g)	2,600,000	2,840,880
Series 2007-5 Class A4, 5.378% 8/12/48	28,275,000	31,040,182
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	$ 11,060,000	$ 12,237,370
Series 2007-7 Class A4, 5.7365% 6/12/50 (g)	1,113,000	1,243,638
Series 2007-7 Class B, 5.7365% 6/12/50 (g)	1,365,000	79,934
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.383% 10/15/20 (d)(g)	434,000	419,618
Class E, 0.443% 10/15/20 (d)(g)	542,000	509,134
Class F, 0.493% 10/15/20 (d)(g)	326,000	302,972
Class G, 0.533% 10/15/20 (d)(g)	402,000	369,583
Class H, 0.623% 10/15/20 (d)(g)	253,000	219,948
Class J, 0.773% 10/15/20 (d)(g)	146,169	55,451
Series 2006-T23 Class A3, 5.8155% 8/12/41 (g)	2,485,000	2,489,451
Series 2007-HQ12 Class A4, 5.5816% 4/12/49 (g)	4,350,000	4,432,554
Series 2007-IQ14 Class B, 5.7277% 4/15/49 (g)	3,845,000	646,629
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,693,649
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.4725% 9/15/21 (d)(g)	906,000	883,740
Class F, 0.5325% 9/15/21 (d)(g)	1,220,000	1,183,925
Class G, 0.5525% 9/15/21 (d)(g)	1,156,000	1,092,917
Class J, 0.7925% 9/15/21 (d)(g)	257,000	218,561
Series 2007-WHL8 Class F, 0.6725% 6/15/20 (d)(g)	1,931,000	1,710,343
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,490,064	7,607,666
Series 2007-C30 Class A5, 5.342% 12/15/43	42,230,182	46,756,307
Series 2007-C31:
Class A4, 5.509% 4/15/47	33,110,000	36,397,955
Class A5, 5.5% 4/15/47	8,260,000	9,245,534
Series 2007-C32 Class A3, 5.7359% 6/15/49 (g)	44,209,000	49,447,324
Series 2007-C33 Class A4, 5.9241% 2/15/51 (g)	35,052,000	38,992,931
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,208,670
Series 2007-C31 Class C, 5.6793% 4/15/47 (g)	4,335,000	3,043,014
Series 2007-C31A Class A2, 5.421% 4/15/47	1,361,675	1,364,097
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $646,339,376)		644,070,965
Municipal Securities - 1.5%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	$ 1,400,000	$ 1,410,626
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,466,729
7.3% 10/1/39	9,490,000	12,246,086
7.5% 4/1/34	6,765,000	8,769,334
7.55% 4/1/39	7,635,000	10,223,570
7.6% 11/1/40	24,895,000	33,713,805
7.625% 3/1/40	2,235,000	3,001,985
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	755,000	906,128
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,820,000	13,752,367
Series 2010-1, 6.63% 2/1/35	3,785,000	3,903,773
Series 2010-3:
6.725% 4/1/35	5,945,000	6,188,269
7.35% 7/1/35	1,915,000	2,110,158
Series 2011:
5.665% 3/1/18	2,125,000	2,328,618
5.877% 3/1/19	3,545,000	3,875,359
TOTAL MUNICIPAL SECURITIES (Cost $104,825,896)		103,896,807
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 4.75% 3/8/44 (Cost $19,070,613)	20,564,000	18,610,420
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $568,780)	556,000	585,960
Money Market Funds - 8.3%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $558,322,171)	558,322,171	$ 558,322,171
TOTAL INVESTMENT PORTFOLIO - 104.8% (Cost $7,069,211,838)		7,055,919,926
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(320,521,798)
NET ASSETS - 100%		6,735,398,128
TBA Sale Commitments
	Principal Amount
Fannie Mae
4.5% 7/1/43	$ (12,900,000)	(13,646,789)
Ginnie Mae
3% 7/1/43	(6,900,000)	(6,818,601)
4% 7/1/43	(4,800,000)	(5,029,875)
TOTAL GINNIE MAE		(11,848,476)
TOTAL TBA SALE COMMITMENTS (Proceeds $25,615,266)		$ (25,495,265)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500,000	$ 60,619	$ (371,509)	$ (310,890)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	48,472	(284,324)	(235,852)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	246,344	(619,057)	(372,713)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500,000	246,344	(530,959)	(284,615)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,411,000	(238,780)	61,509	(177,271)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	4,412,000	(238,834)	162,152	(76,682)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,000,000	84,014	(106,625)	(22,611)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	4,412,000	74,134	(212,524)	(138,390)
TOTAL BUY PROTECTION						282,313	(1,901,337)	(1,619,024)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,486,827	(2,354,683)	679	(2,354,004)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	696,312	(659,311)	3,588	(655,723)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	1,989,462	(1,883,747)	13,328	(1,870,419)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	414,471	(392,447)	2,148	(390,299)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	2,254,723	(2,134,913)	12,295	(2,122,618)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	762,627	(722,103)	510	(721,593)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,259,992	(1,193,040)	6,797	(1,186,243)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection - continued
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	$ 8,098	$ (4,049)	$ 0	$ (4,049)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	173,429	(111,272)	0	(111,272)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	158,673	(72,509)	0	(72,509)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	200,653	(157,172)	0	(157,172)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	187,167	(93,657)	0	(93,657)
TOTAL SELL PROTECTION						(9,778,903)	39,345	(9,739,558)
TOTAL CREDIT DEFAULT SWAPS						$ (9,496,590)	$ (1,861,992)	$ (11,358,582)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,552,350 or 3.9% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $12,907,519.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 363,382
Other Information

The following is a summary of the inputs used, as of June 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,681,337,606	$ -	$ 1,681,337,606	$ -
U.S. Government and Government Agency Obligations	2,205,252,688	-	2,205,252,688	-
U.S. Government Agency - Mortgage Securities	1,513,943,908	-	1,513,943,908	-
Asset-Backed Securities	17,350,215	-	11,947,559	5,402,656
Collateralized Mortgage Obligations	312,549,186	-	312,549,186	-
Commercial Mortgage Securities	644,070,965	-	642,377,316	1,693,649
Municipal Securities	103,896,807	-	103,896,807	-
Foreign Government and Government Agency Obligations	18,610,420	-	18,610,420	-
Bank Notes	585,960	-	585,960	-
Money Market Funds	558,322,171	558,322,171	-	-
Total Investments in Securities:	$ 7,055,919,926	$ 558,322,171	$ 6,490,501,450	$ 7,096,305
Derivative Instruments:
Assets
Swaps	$ 759,927	$ -	$ 759,927	$ -
Liabilities
Swaps	$ (10,256,517)	$ -	$ (10,256,517)	$ -
Total Derivative Instruments:	$ (9,496,590)	$ -	$ (9,496,590)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (25,495,265)	$ -	$ (25,495,265)	$ -
Income Tax Information

At June 30, 2013, the cost of investment securities for income tax purposes was $7,065,149,078. Net unrealized depreciation aggregated $9,229,152, of which $107,200,105 related to appreciated investment securities and $116,429,257 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, and collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2013